Material accounting policy information (Policies)	12 Months Ended
Jun. 30, 2026
Material Accounting Policy Information
Business combinations

Business combinations

The acquisition method is applied to business combinations. Consideration transferred is measured at the acquisition-date fair value of assets transferred, liabilities incurred and equity interests issued. Identifiable assets acquired and liabilities assumed are measured at acquisition-date fair value. Acquisition-related costs are expensed as incurred. Goodwill is measured as the excess of the consideration transferred, the amount of any non-controlling interest and the fair value of any previously held equity interest over the net identifiable assets acquired. Where the excess is negative, a bargain purchase gain is recognised in profit or loss after reassessment. Where the initial accounting is incomplete at the reporting date, provisional amounts are reported and adjusted during the measurement period, which does not exceed one year from the acquisition date.

Revenue from contracts with customers

Revenue from contracts with customers

Revenue is recognised at an amount that reflects the consideration to which the Group expects to be entitled in exchange for transferring goods or services to a customer. For each contract the Group identifies the performance obligations, determines the transaction price, allocates it to the performance obligations on a relative stand-alone selling price basis and recognises revenue as each performance obligation is satisfied. The Group’s principal revenue streams are as follows.

Sale of equipment and software licences. The VIS businesses sell networking, telecommunications and IT equipment and software licences, generally under purchase orders that specify each item. Each item delivered is a distinct performance obligation. Revenue is recognised at the point in time control transfers to the customer, which is on delivery or, where the contract provides for it, on acceptance. The Group acts as principal in sales of equipment: it obtains control of the equipment before it is transferred to the customer, is responsible for delivering it, bears inventory risk and sets the price, and revenue is presented gross. Third-party software licences and subscriptions are provided to the customer by the software publisher, and the Group acts as agent in arranging for them to be provided; revenue from them is presented net of the amount payable to the publisher (IFRS 15 paragraph B36). Where equipment is sold together with installation or maintenance, the transaction price is allocated to each element on the basis of its stand-alone selling price.

Annual maintenance and warranty support. The Group sells annual maintenance and warranty support under contracts with customers and recognises revenue over the applicable contract term as the stand-ready service is provided. The Group acts as principal because it controls the service before transfer to the customer, is responsible for fulfilling the customer contract and has discretion in establishing the customer price. Revenue is therefore recognised on a gross basis, with any related costs recognised in cost of services over the contract term.

Managed, professional and workforce services. The VIS businesses provide installation, integration and managed network services, and the Vega group provides technology consulting, workforce and payroll services. These services are performed over time as the customer receives the benefit. Where the Group has a right to invoice an amount that corresponds directly with the value of performance completed to date, such as time-and-materials and monthly service charges, revenue is recognised in the amount the Group has a right to invoice. Where Nisus Australia Pty Ltd engages contractors to provide services to its clients, it is responsible for the services and for paying the contractors, and acts as principal; revenue is the amount charged to the client and the contractor costs are recognised in cost of services. Where Nisus Payroll Pty Ltd administers the payment of wages to workers on behalf of its clients, it acts as agent; revenue is the fee to which it is entitled, and the wages and withholding amounts paid on behalf of clients are not included in revenue.

Telecommunications connection services. Connect Simple Pty Ltd earns commissions from telecommunications carriers and energy retailers for arranging connections for customers. It does not control the connection services before they are transferred and acts as agent, recognising as revenue the commission to which it is entitled from the carrier or retailer when the connection is made. Commissions payable by Connect Simple to referral partners are recognised in cost of services.

Amounts invoiced or received before the related performance obligation is satisfied are recognised as contract liabilities. Amounts for which the Group has a right to consideration for performance completed but which have not been invoiced are recognised as unbilled receivables. Payment terms are generally between 30 and 90 days, and the Group’s contracts do not include a significant financing component.

Foreign currency transactions

Foreign currency transactions

Transactions in foreign currencies are translated into the functional currency at the rate at the date of the transaction. Monetary items denominated in foreign currencies are retranslated at the closing rate. Non-monetary items measured at historical cost are not retranslated. Exchange differences are recognised in profit or loss, except for differences arising on the translation of foreign operations, which are recognised in other comprehensive income.

Income tax

Income tax

Income tax expense comprises current and deferred tax. Current tax is the expected tax payable on the taxable income for the year, using rates enacted or substantively enacted at the reporting date, together with any adjustment to tax payable in respect of previous years. Deferred tax is recognised in respect of temporary differences between the carrying amounts of assets and liabilities and their tax bases. Deferred tax assets are recognised only to the extent that it is probable that future taxable profits will be available against which the deductible temporary differences and unused tax losses can be utilised.

Property, plant and equipment

Property, plant and equipment

Items of property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. Depreciation is calculated on a straight-line basis to write off the cost of each asset over its estimated useful life. Useful lives and residual values are reviewed annually.

Investment property

Investment property

Investment property comprises land and buildings held to earn rental income or for capital appreciation, or both, and not occupied by the Group. Investment property is measured at cost less accumulated depreciation and any accumulated impairment losses.

Intangible assets

Intangible assets

Intangible assets acquired separately are recognised at cost. Intangible assets acquired in a business combination are recognised at acquisition-date fair value. Software and related licences are amortised on a straight-line basis over their estimated useful lives from the date the asset is available for use. Useful lives and amortisation methods are reviewed annually.

Leases

Leases

At inception the Group assesses whether a contract is, or contains, a lease. A right-of-use asset and a corresponding lease liability are recognised at the commencement date. The lease liability is measured at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, where that rate cannot be readily determined, the incremental borrowing rate. The right-of-use asset is measured at cost, comprising the initial lease liability, lease payments made at or before commencement, initial direct costs and restoration obligations, less lease incentives received, and is depreciated over the shorter of the lease term and the useful life of the underlying asset. The Group applies the recognition exemptions for short-term leases and leases of low-value assets, recognising the associated payments as an expense on a straight-line basis over the lease term.

Inventories

Inventories

Inventories are measured at the lower of cost and net realisable value. Cost is determined on a weighted average basis and includes expenditure incurred in acquiring the inventories and bringing them to their present location and condition.

Financial assets

Financial assets

Financial assets are classified at initial recognition as measured at amortised cost, at fair value through other comprehensive income, or at fair value through profit or loss, depending on the Group’s business model for managing the asset and the contractual cash flow characteristics of the asset. Financial assets are initially measured at fair value plus, for assets not measured at fair value through profit or loss, directly attributable transaction costs. Financial assets are derecognised when the contractual rights to the cash flows expire or are transferred together with substantially all the risks and rewards of ownership.

Impairment of financial assets

Impairment of financial assets

The Group recognises a loss allowance for expected credit losses on financial assets measured at amortised cost. For trade receivables, unbilled receivables and contract assets the Group applies the simplified approach and recognises lifetime expected credit losses from initial recognition, estimated using a provision matrix based on the Group’s historical credit loss experience adjusted for forward-looking factors. For other financial assets the loss allowance is measured at twelve-month expected credit losses unless there has been a significant increase in credit risk since initial recognition, in which case lifetime expected credit losses are recognised.

Financial liabilities

Financial liabilities

Financial liabilities are classified as measured at amortised cost or at fair value through profit or loss. Financial liabilities at amortised cost are initially measured at fair value net of directly attributable transaction costs and subsequently measured using the effective interest method. Financial liabilities are derecognised when the obligation is discharged, cancelled or expires.

Compound and hybrid instruments

Compound and hybrid instruments

Where a financial instrument contains an embedded derivative, the Group assesses whether the embedded derivative is closely related to the host contract. Embedded derivatives that are not closely related are separated and measured at fair value through profit or loss. Convertible notes, loan facilities and promissory notes issued by the Group are assessed on this basis.

Impairment of non-financial assets

Impairment of non-financial assets

At each reporting date the Group assesses whether there is any indication that a non-financial asset may be impaired. Goodwill and intangible assets with indefinite useful lives are tested for impairment annually regardless of indicators. Where an indicator exists, the recoverable amount of the asset is estimated as the higher of fair value less costs of disposal and value in use. Where the asset does not generate independent cash inflows, recoverable amount is determined for the cash-generating unit to which it belongs.

Provisions

Provisions

A provision is recognised when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation, and the amount can be reliably estimated. Employee benefit provisions for wages, salaries, annual leave and long service leave are measured in accordance with IAS 19.

Issued capital	Issued capital Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are recognised as a deduction from equity, net of tax.
Share-based payments

Share-based payments

Equity-settled share-based payment transactions with non-employees are measured at the fair value of the goods or services received, or, where that fair value cannot be estimated reliably, by reference to the fair value of the equity instruments granted, measured at the date the goods or services are received. The corresponding credit is recognised in equity. Where the instruments vest immediately and no service period remains, the expense is recognised in full at the measurement date.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash on hand, deposits held at call with banks, and other short-term highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and subject to an insignificant risk of change in value.